Consolidation of RiverFront Investment Partners I, LLC. - RiverFront remeasurement balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Land	$ 127,700		$ 99,417	$ 99,357
Building and improvements, net	375,604		224,247	220,616
Cash	4,524		0	0	$ 419
Cash held in escrow	333		0	0
Accounts receivable	1,020		710	987
Total Assets	418,734		266,560	264,789	$ 252,478
Long-term Debt	29,664		34,080	35,125
Capital - FRP	13,406		22,901	23,854
Equity - MRP			17,206	17,458
Total Liabilities and Capital	418,734		266,560	264,789
Gain on remeasurement
Land		$ 21,107
Building and improvements, net		34,362
Value of leases in place		4,727
Cash		0
Cash held in escrow		0
Accounts receivable		0
Prepaid expenses		0
Total Assets		60,196
Long-term Debt		0
Amortizable debt costs		0
Other liabilities		0
Capital - FRP		39,727
Equity - MRP		20,469
Total Liabilities and Capital		60,196
RiverFront on the Anacostia
Land		28,327
Building and improvements, net		116,135
Value of leases in place		4,727
Cash		2,295
Cash held in escrow		171
Accounts receivable		40
Prepaid expenses		142
Total Assets		151,837
Long-term Debt		78,587
Amortizable debt costs		(852)
Other liabilities		905
Capital - FRP		48,310
Equity - MRP		24,887
Total Liabilities and Capital		151,837
Riverfront Holdings I, LLC
Land		7,220
Building and improvements, net		81,773
Value of leases in place		0
Cash		2,295
Cash held in escrow		171
Accounts receivable		40
Prepaid expenses		142
Total Assets		91,641
Long-term Debt		78,587
Amortizable debt costs		(852)
Other liabilities		905
Capital - FRP	$ 0	8,583	10,151	11,261
Equity - MRP		4,418	$ 4,879	$ 5,210
Total Liabilities and Capital		$ 91,641